Intangible Assets (Details 1) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
2014(6 months)	$ 8,187,162
2015	16,374,325
2016	16,278,117
2017	16,246,970
2018	16,246,970
Thereafter	56,880,496
Finite-Lived Intangible Assets, Net	$ 130,214,040	$ 138,336,945